Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Prepaid Expenses [Line Items]
Prepayments	R$ 4,063,404	R$ 4,363,233
Current prepayments	959,701	935,046
Non-current prepayments	3,103,703	3,428,187
Commissions and premiums paid in advance
Summary of Prepaid Expenses [Line Items]
Prepayments	3,666,524	3,948,012
Marketing expenses [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	11,537	16,791
Services paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	39,639	213,193
Other expenses paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepayments	R$ 345,704	R$ 185,237